SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
		Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			17,770,190	17,770,190	17,770,190
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants				35,540,380
Successors [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income			$ 35,143,000	$ 50,087,000	$ 39,364,000
Ordinary Shares
Non-vested participating shares
Total Undistributed Earnings			35,143,000	50,087,000	39,364,000
Allocation of earnings to Ordinary Shares			34,834,000	49,478,000	38,732,000
Allocation of earnings to Nonvested Shares			$ 309,000	$ 609,000	$ 632,000
Ordinary Shares, Distributed Earnings
Ordinary Shares, Undistributed Earnings			0.41	0.56	0.45
Basic : Basic earnings per common share			$ 0.41	$ 0.56	$ 0.45
Undistributed & distributed earnings to ordinary shareholders, As reported - basic			$ 34,834,000	$ 49,478,000	$ 38,732,000
Weighted average ordinary shares outstanding			85,569,020	88,845,618	86,997,554
Diluted EPS- Ordinary shares			$ 0.41	$ 0.56	$ 0.45
Add-back : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings allocated to nonvested shareholders			$ 309,000	$ 609,000	$ 632,000
Add-back : Ordinary shares, Undistributed earnings allocated to nonvested shareholders
Add-back : Undistributed & distributed earnings to ordinary shareholders, NPS equity stock earn-out
Add-back : Ordinary shares, NPS equity stock earn-out			1,293,963	145,039
Equity stock earn-outs, Earning per share			$ (0.01)
Add-back : Undistributed & distributed earnings to ordinary shareholders	[1]
Add-back : Ordinary shares, 22,921,700 Public Warrants	[1]
Less : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to nonvested shareholders			$ (305,000)	$ (609,000)	$ (632,000)
Less : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to non-vested shareholders
Diluted EPS - Ordinary shares			$ 34,838	$ 49,478	$ 38,732
Weighted average dilutive common shares outstanding			86,862,983	88,990,657	86,997,554
Diluted : Diluted earnings per common share			$ 0.40	$ 0.56	$ 0.45
Net income			$ 35,143,000	$ 50,087,000	$ 39,364,000
Successors [Member] | Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants			35,540,380	35,540,380	35,540,380
Warrants, price per share			$ 5.75	$ 5.75	$ 5.75
Predecessors [Member] | NPS Holdings Limited [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic : Basic earnings per common share		$ 0.02
Weighted average ordinary shares outstanding		348,524,566
Weighted average dilutive common shares outstanding		370,000,000
Diluted : Diluted earnings per common share		$ 0.02
Dilutive potential common shares		21,475,434
Net income		$ 7,617,000
Basic : Less: Earnings allocated to participating securities		(192,000)
Basic : Net income available to basic common shares		7,425,000
Diluted : Less: Earnings allocated to participating securities		(181,000)
Diluted : Net income available to diluted common shares		$ 7,436,000

[1]	Non-participating warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS at December 31, 2020, 2019 and 2018. These warrants were anti-dilutive at then current market prices used to calculate diluted EPS. In addition to these warrants, the Company also has 1,119,905, 0 (zero) and 0 (zero) restricted stock units that are non-participating as of December 31, 2020, 2019 and 2018, respectively.